INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2021
INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT
INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT

23.INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT

The Company monitors capital based on the carrying amount of equity, borrowings, leases and convertible bond which totals $110,147 as at December 31, 2021 ($12,036 as at December 31, 2020).

The objective of the Company’s capital management is to preserve its ability to continue its operations and its program of acquisition, exploration, evaluation and development of mineral properties and the value-added product plant. It manages its capital structure and adjusts based on economic conditions and risk characteristics of underlying assets.

The Company is not subject to externally imposed capital requirements. Changes in capital are described in the consolidated statements of changes in equity and notes 11 and 12.

The properties in which the Company currently has an interest are in the development stage; as such, the Company is dependent on external financing to fund its activities. To carry out the planned development and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed.